Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	¥ 169,139	¥ 61,467
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	31,359	30,027
Provision for credit losses	24	(224)
(Gain) loss on investments in equity securities	1,112	(7,569)
Gain on investments in subsidiaries and affiliates	(2,289)	(129)
Loss on disposal of office buildings, land, equipment and facilities	247	887
Deferred income taxes	9,958	(1,949)
Changes in operating assets and liabilities:
Deposits with stock exchanges and other segregated cash	(110,260)	5,537
Trading assets and private equity and debt investments	(3,380,374)	(604,418)
Trading liabilities	911,878	(59,347)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	1,804,917	627,468
Securities borrowed, net of securities loaned	84,593	(166,357)
Margin loans and receivables	(171,465)	(154,758)
Payables	296,491	521,626
Bonus accrual	(66,089)	(63,072)
Accrued income taxes, net	6,389	44,537
Other, net	45,303	(39,594)
Net cash provided by (used in) operating activities	(369,067)	194,132
Cash flows from investing activities:
Payments for placements of time deposits	(329,884)	(244,577)
Proceeds from redemption or maturity of time deposits	289,522	234,987
Payments for purchases of office buildings, land, equipment and facilities	(83,786)	(52,800)
Proceeds from sales of office buildings, land, equipment and facilities	25,614	42,333
Payments for purchases of equity investments	(2,975)	(8,105)
Proceeds from sales of equity investments	3,902	24,156
Net cash outflows from loans receivable at banks	(59,366)	(36,821)
Payments for purchases or origination of other non-trading loans	(2,623,340)	(1,971,685)
Proceeds from sales or repayments of other non-trading loans	2,565,449	1,724,607
Payments for purchases of available-for-sale debt securities	(49,730)
Payments for purchases of other non-trading debt securities	(16,603)	(61,663)
Proceeds from sales or maturity of other non-trading debt securities	63,268	60,163
Acquisitions, net of cash acquired		(446)
Divestures, net of cash disposed of	8,801
Payments for purchases of investments in affiliated companies	(916)	(27,517)
Proceeds from sales of investments in affiliated companies	4,860	820
Other, net	1,447	(16,330)
Net cash used in investing activities	(203,737)	(332,878)
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	2,299,474	1,628,667
Payments for repurchases or maturity of long-term borrowings	(1,456,216)	(1,140,128)
Proceeds from issuances of short-term borrowings	953,880	842,108
Payments for repurchases or maturity of short-term borrowings	(1,040,868)	(818,367)
Net cash inflows (outflows) from interbank money market borrowings	6,014	(88,631)
Net cash inflows from other secured borrowings	14,379	6,269
Net cash inflows (outflows) from deposits received at banks	553,979	(145,429)
Payments for withholding taxes on stock-based compensation	(20,583)	(12,669)
Proceeds from sales of common stock	900	110
Payments for repurchases of common stock	(58,998)	(20,007)
Payments for cash dividends	(44,567)	(36,049)
Contributions from noncontrolling interests	29,442	18,906
Distributions to noncontrolling interests	(25,378)	(11,291)
Net cash provided by financing activities	1,211,458	223,489
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	(109,841)	199,672
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	528,813	284,415
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	4,299,022	3,820,852
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	4,827,835	4,105,267
Cash (received) paid during the period for—
Interest	1,541,284	1,127,545
Income tax payments, net	¥ 50,456	¥ (1,010)